Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred up through April 28, 2025, which is the date that the consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements.